3. Notes Payable	12 Months Ended
Dec. 31, 2018
Notes
3. Notes Payable

3.    Notes Payable

(a)   During the year ended December 31, 2018, the Company received $110,500 (2017 - $nil; 2016 - $nil) in notes payable from an unrelated party. The amounts owing are unsecured, non-interest bearing, and due on demand.